Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive loss, net of taxes:

(¥ in millions)
At March 31:	2013	2012
Foreign currency translation adjustments	¥(46,732)	¥(76,476)
Unrealized gains on securities	35,120	19,112
Unrealized losses on derivatives	(70)	(256)
Pension liability adjustments	(17,207)	(22,922)

Total accumulated other comprehensive loss	¥(28,889)	¥(80,542)

Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries

The following table presents the effects of changes in Kubota Corporation’s ownership interests in its subsidiaries on Kubota Corporation shareholders’ equity:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Net income attributable to Kubota Corporation	¥73,688	¥61,552	¥54,822

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	744	319	425
Decrease in capital surplus for purchases of noncontrolling interests	(953)	(724)	(726)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	243	124	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(1)	(25)	—

Net transfers from (to) the noncontrolling interests	33	(306)	(102)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥73,721	¥61,246	¥54,720